Retirement Plans And Postretirement Benefits (Components Of Consolidated Net Pension Costs Retirement Plans) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 31, 2013 Retirement Plans [Member]	Mar. 31, 2012 Retirement Plans [Member]	Dec. 31, 2012 U.S. [Member] Retirement Plans [Member]	Dec. 31, 2011 U.S. [Member] Retirement Plans [Member]	Dec. 31, 2010 U.S. [Member] Retirement Plans [Member]	Dec. 31, 2012 Foreign [Member] Retirement Plans [Member]	Dec. 31, 2011 Foreign [Member] Retirement Plans [Member]	Dec. 31, 2010 Foreign [Member] Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28	$ 46	$ 489	$ 426	$ 610	$ 525	$ 400	$ 1,095	$ 343	$ 257
Interest cost	331	381	1,985	2,150	6,114	6,759	7,114	2,532	2,501	2,668
Expected return on assets			(1,706)	(2,195)	(6,520)	(6,688)	(6,385)	(2,299)	(2,225)	(2,166)
Amortization of prior service cost	(50)	(49)	6	6	0	0	0	24	26	53
Defined Benefit Plan, Plan Amendments	0	0
Settlement loss					0	0	0	0	0	49
Mark-to-market loss					6,572	19,775	5,304	1,662	1,190	4,107
Net Cost	$ 309	$ 378	$ 774	$ 387	$ 6,776	$ 20,371	$ 6,433	$ 3,014	$ 1,835	$ 4,968